Loan Delinquency and Non-Accrual Loans (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)		Mar. 31, 2021 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		₨ 14,409,544.0		$ 189,924.1		₨ 12,043,717.9
Finance receivable on non-accrual status		197,269.5		2,600.1		213,782.4
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		9,310,534.7		122,716.9		7,828,832.6
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,042,793.0		13,744.5		964,053.2
Finance receivable on non-accrual status		20,441.6				28,476.3
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		2,341,971.8		30,868.2		2,042,727.2
Finance receivable on non-accrual status		28,057.5				37,026.1
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		2,617,087.1		34,494.4		2,007,845.9
Finance receivable on non-accrual status		35,820.2				31,328.9
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		951,066.0		12,535.5		805,329.8
Finance receivable on non-accrual status		25,091.5				32,015.3
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		830,882.4		10,951.4		702,235.5
Finance receivable on non-accrual status		6,478.4				5,171.9
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,526,734.4		20,122.9		1,306,641.0
Finance receivable on non-accrual status		49,459.2				39,584.4
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		5,099,009.3		67,207.2		4,214,885.3
Finance receivable on non-accrual status		31,921.1				40,179.5
Financing Receivable, 31 to 90 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		102,237.7		1,347.5		99,078.1
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		6,536.5				8,523.6
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		27,433.8				25,026.7
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		18,242.9				19,239.0
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		20,263.0				16,946.0
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		3,296.3				4,530.8
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		18,009.8				18,535.0
Financing Receivable, 31 to 90 Days Past Due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		8,455.4				6,277.0
Non-accrual/ 91 days or more past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		197,269.5		2,600.1		213,782.4
Non-accrual/ 91 days or more past due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		20,441.6				28,476.3
Non-accrual/ 91 days or more past due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		28,057.5				37,026.1
Non-accrual/ 91 days or more past due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		35,820.2				31,328.9
Non-accrual/ 91 days or more past due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		25,091.5				32,015.3
Non-accrual/ 91 days or more past due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		6,478.4				5,171.9
Non-accrual/ 91 days or more past due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		49,459.2				39,584.4
Non-accrual/ 91 days or more past due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		31,921.1				40,179.5
Total current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	14,110,036.8	[1]	$ 185,976.5	[1]	11,730,857.4	[3]
Total current | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	1,015,814.9	[1]			927,053.3	[3]
Total current | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	2,286,480.5	[1]			1,980,674.4	[3]
Total current | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	2,563,024.0	[1]			1,957,278.0	[3]
Total current | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	905,711.5	[1]			756,368.5	[3]
Total current | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	821,107.7	[1]			692,532.8	[3]
Total current | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	1,459,265.4	[1]			1,248,521.6	[3]
Total current | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	₨ 5,058,632.8	[1]			₨ 4,168,428.8	[3]

[1]	Includes crop related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 34.2 billion.
[2]	Loans up to 30 days past due are considered current
[3]	Includes crop related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 33.6 billion.